Net Loss Per Share - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to common stockholders	$ (66.4)	$ (30.9)	$ (171.0)	$ (88.4)	$ (122.3)	$ (108.5)	$ (52.9)
Denominator:
Weighted average common shares outstanding - basic and diluted					33,654,828	11,124,397	10,931,776
Net loss per share attributable to common stockholders - basic	$ (1.08)	$ (0.57)	$ (2.80)	$ (3.41)	$ (3.63)	$ (9.75)	$ (4.84)
Net loss per share attributable to common stockholders - diluted	$ (1.08)	$ (0.57)	$ (2.80)	$ (3.41)	$ (3.63)	$ (9.75)	$ (4.84)